SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2019 segment	Dec. 31, 2019 segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥) segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1	2	2	2	2	2
Net revenue			¥ 3,434,620	$ 497,973	¥ 4,477,929	¥ 3,961,962
Other income/(expenses)			23,519	3,410	(84,160)	(67,521)
Income/(loss) before provision for income taxes			1,495,383	216,810	1,203,173	(773,359)
Depreciation and amortization			26,430	$ 3,832	43,236	91,772
Operating segments
Segment Reporting Information [Line Items]
Net revenue			3,434,620		4,477,929	3,961,962
Total segment income/(loss) from operations			1,619,439		1,385,144	(501,249)
Unallocated expenses			(147,575)		(97,811)	(204,589)
Other income/(expenses)			23,519		(84,160)	(67,521)
Income/(loss) before provision for income taxes			1,495,383		1,203,173	(773,359)
Holistic wealth segment
Segment Reporting Information [Line Items]
Net revenue			1,171,992		1,260,513	1,432,364
Depreciation and amortization			1,844		1,403	1,888
Holistic wealth segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue			1,171,992		1,260,513	1,432,364
Operating costs and expenses			(851,974)		(952,224)	(760,180)
Total segment income/(loss) from operations			320,018		308,289	672,184
Consumer credit segment
Segment Reporting Information [Line Items]
Net revenue			1,959,732		3,184,302	2,529,598
Depreciation and amortization			19,032		29,225	78,751
Consumer credit segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue			1,959,732		3,184,302	2,529,598
Operating costs and expenses			(878,375)		(2,130,221)	(3,703,031)
Total segment income/(loss) from operations			1,081,357		1,054,081	(1,173,433)
Other segment
Segment Reporting Information [Line Items]
Net revenue			302,896		33,114
Depreciation and amortization			65		0	¥ 0
Other segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue			302,896		33,114
Operating costs and expenses			(84,832)		(10,340)
Total segment income/(loss) from operations			¥ 218,064		¥ 22,774